Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2022
Remeasurements of defined benefit plans [member]
Statement [LineItems]
Movement of Reserves
The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
At beginning of period	¥214,411	¥(2,553)	¥72,425
Gains (losses) arising during the period, before tax	33,081	327,681	(88,950)
Income tax (expense) benefit for changes arising during the period	(10,027)	(100,427)	27,028
Amount attributable to non-controlling interests	31	26	(29)
Share of other comprehensive income (loss) of associates and joint ventures	911	1,096	(333)
Transfer from other reserves to retained earnings	(41,097)	(11,412)	(12,694)

At end of period	¥197,310	¥214,411	¥(2,553)

Available-for-sale financial assets [member]
Statement [LineItems]
Movement of Reserves
The movements of the financial instruments at FVOCI reserve for the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
At beginning of period	¥2,106,255	¥1,500,013	¥1,730,607
Gains (losses) arising during the period, before tax	(410,631)	996,972	(178,166)
Income tax (expense) benefit for changes arising during the period	125,617	(304,515)	54,206
Reclassification adjustments for (gains) losses included in net profit, before tax	113,334	(79,711)	(96,624)
Income tax (expense) benefit for reclassification adjustments	(34,705)	24,409	29,590
Amount attributable to non-controlling interests	3	4	(2)
Share of other comprehensive income (loss) of associates and joint ventures	(1,746)	5,751	231
Transfer from other reserves to retained earnings	(89,905)	(36,668)	(39,829)

At end of period	¥1,808,222	¥2,106,255	¥1,500,013

Exchange differences on translating foreign operations [member]
Statement [LineItems]
Movement of Reserves
The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
At beginning of period	¥113,646	¥28,260	¥113,334
Gains (losses) arising during the period, before tax	404,292	86,842	(78,742)
Income tax (expense) benefit for changes arising during the period	(8,875)	(3,784)	2,288
Reclassification adjustments for (gains) losses included in net profit, before tax	192	446	204
Income tax (expense) benefit for reclassification adjustments	(59)	(137)	(62)
Amount attributable to non-controlling interests	(1,624)	(469)	2,741
Share of other comprehensive income (loss) of associates and joint ventures	32,670	2,488	(11,503)

At end of period	¥540,242	¥113,646	¥28,260

Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]
Statement [LineItems]
Movement of Reserves
The movements of own credit on financial liabilities designated at fair value through profit or loss reserve for the fiscal years ended March 31, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2022	2021

	(In millions)

At beginning of period	¥(3,455)	¥—
Gains (losses) arising during the period, before tax	5,729	(4,981)
Income tax (expense) benefit for changes arising during the period	(1,754)	1,526

At end of period	¥520	¥(3,455)

Common stock [Member]
Statement [LineItems]
Number of Shares
Common Stock
The changes in the number of issued shares of common stock and common stock held by the Company or its subsidiaries during the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2022		2021		2020
	Outstanding	In treasury	Outstanding	In treasury	Outstanding	In treasury
At beginning of period	1,374,040,061	3,612,302	1,373,171,556	3,645,043	1,399,401,420	3,800,918
Net change	322,041	(69,981)	868,505	(32,741)	(26,229,864)	(155,875)

At end of period	1,374,362,102	3,542,321	1,374,040,061	3,612,302	1,373,171,556	3,645,043

Preferred stock [Member]
Statement [LineItems]
Number of Shares
Preferred Stock
The following table shows the number of shares of preferred stock at March 31, 2022 and 2021.

	At March 31, 2022		At March 31, 2021
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—